Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS On February 1, 2013, we closed the sale contemplated by the Truckee Disposition. See Note 3 for more details.